Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Stockholders' Equity [Abstract]
STOCKHOLDERS’ EQUITY

Note 7 — Stockholders’ Equity

Authorized Capital

The Company has authorized the issuance and sale of up to 17 million shares of stock, consisting of 12 million shares of common stock having a par value of $0.001 and 5 million shares of preferred stock having a par value of $0.001 per share. As of June 30, 2023 and December 31, 2022, there were no shares of preferred stock outstanding and there were no declared but unpaid dividends or undeclared dividend arrearages on any shares of the Company’s capital stock.

At-the-Market Offering

During the year ended December 31, 2020, the Company entered into an At-the-Market Offering Sales Agreement (“ATM”) with Virtu Americas, LLC, as sales agent. During the six-months ended June 30, 2022, the Company sold 23.4 thousand shares of its common stock under the ATM program for proceeds of $0.2 million, net of commissions. As of June 30, 2023, the Company had approximately $5.0 million available in its ATM program. The Company’s ATM program expires in September 2023.

Stock Options

The Company has an incentive stock plan, the Amended and Restated 2011 Equity Incentive Plan (the “2011 Plan”), and has granted stock options to employees, non-employee directors and consultants from the 2011 Plan. Options granted under the 2011 Plan may be Incentive Stock Options or Non-statutory Stock Options, as determined by the Administrator at the time of grant. As of June 30, 2023, there were 0.2 million shares remaining available for issuance under the 2011 Plan.

During the six months ended June 30, 2023, stock options to purchase 66.9 thousand shares of common stock were cancelled and returned to the option pool for future issuance.

The Company recorded stock-based compensation expense as follows:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2023	2022	2023	2022
Research and development	$33,211	$19,601	$44,983	$46,409
General and administrative	299,550	417,355	625,379	844,970
Total	$332,761	$436,956	$670,362	$891,379

The following table represents stock option activity for the six months ended June 30, 2023:

	Stock Options		Weighted Average				Aggregate Intrinsic Value
			Exercise Price		Fair Value Vested	Contractual Life (Years)
	Outstanding	Exercisable	Outstanding	Exercisable
Balance – December 31, 2022	317,857	194,853	$44.53	$38.53	$38.53	6.99	$—
Granted	—	—	—	—	—	—	—
Exercised	—	—	—	—	—	—	—
Cancelled	(66,936)	—	—	—	—	—	—
Balance – June 30, 2023	250,921	159,706	$46.05	$35.92	$35.92	6.27	$—

The following table summarizes information on stock options outstanding and exercisable as of June 30, 2023:

Grant Price		Weighted Average Exercise Price	Total Outstanding	Number Exercisable	Weighted Average Remaining Contractual Term
From	To
$6.00	$60.60	$35.93	218,966	127,751	6.46 years
$63.00	$138.00	$83.77	20,521	20,527	2.69 years
$159.00	$181.20	$172.14	11,434	11,464	4.59 years
		Totals	250,921	159,742

Warrants

During the six months ended June 30, 2023, warrants to purchase 0.9 thousand shares of common stock expired and were cancelled.

The following table represents warrant activity for the six months ended June 30, 2023:

	Warrants		Weighted Average				Aggregate Intrinsic Value
			Exercise Price		Fair Value Vested	Contractual Life (Years)
	Outstanding	Exercisable	Outstanding	Exercisable
Balance – December 31, 2022	1,178,169	1,178,169	$30.67	$30.67	$17.83	3.41	$—
Granted	—	—	—	—	—	—	—
Exercised	—	—	—	—	—	—	—
Cancelled	(854)	—	—	—	—	—	—
Balance – June 30, 2023	1,177,315	1,177,315	$30.66	$30.66	$17.79	2.91	$—

Employee Stock Purchase Plan

The Company has an Employee Stock Purchase Plan (“ESPP”) in which it purchases shares with the amounts accumulated during the offering period from employee directed payroll deferrals. Purchases of the Company’s common stock are equal to 85% of the closing market price of its common stock on the first day or last day of the offering period, whichever is lower. As of June 30, 2023, there were 10.5 thousand shares remaining available for issuance under the ESPP plan.

Note 10 — Stockholders’ Equity

Authorized Capital

The Company has authorized the issuance and sale of up to 17 million shares of stock, consisting of 12 million shares of common stock having a par value of $0.001 and 5 million shares of Preferred Stock having a par value of $0.001 per share. As of December 31, 2022 and 2021, there were no shares of Preferred Stock outstanding and there were no declared but unpaid dividends or undeclared dividend arrearages on any shares of the Company’s capital stock.

At-the-Market Offering

During the year ended December 31, 2020, the Company entered into an At-the-Market Offering Sales Agreement (“ATM”) with Virtu Americas, LLC, as sales agent. During the year ended December 31, 2022, the Company sold 23.4 thousand shares of its common stock under the ATM program for proceeds of $0.2 million, net of commissions. During the year ended December 31, 2021, the Company sold 55.3 thousand shares of its common stock under the ATM program for proceeds of $2.9 million, net of commissions. During the year ended December 31, 2021, the Company incurred professional fees of $21.3 thousand related to the ATM and recognized those costs as a reduction to additional paid-in capital in the accompanying condensed balance sheets. As of December 31, 2022, the Company had approximately $5.0 million available in its ATM program.

Underwritten Public Offerings

During the year ended December 31, 2021, the Company completed an underwritten public offering of its securities (the “Public Offering”) pursuant to which it sold 0.7 million shares of its common stock and warrants to purchase up to 0.7 million shares of common stock for proceeds of $13.8 million, net of commissions and professional fees of approximately $1.2 million. The warrants issued in the Public Offering were immediately exercisable and have a term of five years and a per share exercise price of $21.60.

Stock Options

The Company has an incentive stock plan, the Amended and Restated 2011 Equity Incentive Plan (the “2011 Plan”), and has granted stock options to employees, non-employee directors and consultants from the 2011 Plan. Options granted under the 2011 Plan may be Incentive Stock Options or Non-statutory Stock Options, as determined by the Administrator at the time of grant. During the year ended December 31, 2020, the Company’s stockholders approved an amendment to the 2011 Plan to increase the number of shares authorized for issuance under the 2011 Plan to a total of approximately 0.5 million. As of December 31, 2022, there were 0.2 million shares remaining available for issuance under the 2011 Plan.

During the year ended December 31, 2022, stock options to purchase 19.4 thousand shares of common stock were granted at a weighted average exercise price of $10.42 per share. The stock options have a term of ten years and are subject to vesting based on continuous service of the awardee over a period of four years. The stock options have an aggregate grant date fair value of $0.2 million.

During the year ended December 31, 2022, stock options to purchase 67.9 thousand shares of common stock were cancelled and returned to the option pool for future issuance.

During the year ended December 31, 2021, the Company granted stock options to employees to purchase 0.2 million shares of the Company’s common stock, including certain time and performance-based inducement awards, with grant date prices that ranged between $10.20 to $41.40 per share. The stock options have terms of ten years and are subject to vesting based on continuous service of the awardee over periods ranging from three to four years. The stock options have an aggregate grant date fair value of $5.8 million.

In connection with the appointment of Joseph Sarret as the Company’s Chief Executive Officer, the Company entered into an Inducement Stock Option Agreement with Dr. Sarret on May 3, 2021. Pursuant to such agreement, the Company granted Dr. Sarret (1) a time-based inducement nonqualified stock option and (2) a performance-based inducement nonqualified stock option to purchase approximately 0.1 million shares of common stock. The options have an exercise price of $40.50 and the time-based grant will vest as to 25% of the shares on the one-year anniversary of the grant date, May 3, 2021, with the remaining shares subject to the option vesting in 36 equal monthly installments. The time-based inducement award has an aggregate grant date fair value of $2.2 million. As of December 31, 2021, Dr. Sarret satisfied a portion of the performance conditions and 21.6 thousand shares of the 43.3 thousand shares possible under the performance-based award vested. The performance-based award had a fair value of $0.1 million. During the year ended December 31, 2022, Dr. Sarret forfeited his right to the unvested balance of the performance-based stock options, and stock options to purchase 21.6 thousand shares of the Company’s common stock were returned to the option pool.

During the year ended December 31, 2021, stock options to purchase 42.1 thousand shares of common stock were exercised for cash proceeds of $1.2 million.

During the year ended December 31, 2021, stock options to purchase 51.0 thousand shares of common stock were cancelled and returned to the option pool for future issuance.

The Company recorded stock-based compensation expense as follows:

	For the Years Ended December 31,
	2022	2021
Research and development	$81,706	$223,476
General and administrative	1,582,205	2,320,236
Total	$1,663,911	$2,543,712

The following table represents stock option activity for the years ended December 31, 2022 and 2021:

			Weighted Average				Aggregate Intrinsic Value
	Stock Options		Exercise Price		Fair Value Vested	Contractual Life (Years)
	Outstanding	Exercisable	Outstanding	Exercisable
Balance – January 1, 2021	248,997	179,682	$61.80	$50.40	$50.40	6.27	$—
Granted	210,467	42,181	39.72	40.73	17.95	6.27	—
Exercised	(42,072)	—	—	—	—	—	—
Cancelled	(50,981)	—	—	—	—	—	—
Balance – December 31, 2021	366,411	204,230	$51.30	$47.40	$47.40	6.27	$—
Granted	19,367	694	10.42	10.42	4.53	6.27	—
Exercised	—	—	—	—	—	—	—
Cancelled	(67,921)	—	—	—	—	—	—
Balance – December 31, 2022	317,857	194,853	$45.38	$38.65	$38.65	6.27	$—

The following table summarizes information on stock options outstanding and exercisable as of December 31, 2022:

Grant Price		Weighted Average Exercise Price	Total Outstanding	Number Exercisable	Weighted Average Remaining Contractual Term
From	To
$6.00	$60.60	$34.32	268,357	147,218	7.20 years
$63.00	$138.00	$78.22	38,066	36,201	5.01 years
$159.00	$265.80	$172.14	11,434	11,434	5.32 years
		Totals	317,857	194,853

Warrants

During the year ended December 31, 2022, warrants to purchase 9.6 thousand shares of common stock expired and were cancelled.

During the year ended December 31, 2021, the Company granted warrants to two service providers to purchase a total of 2.0 thousand shares of its common stock with an exercise price of $41.40 per share. 1.7 thousand of these warrants were valued using the Black-Scholes option pricing model and the corresponding expense will be recognized over the service period of three years. 0.3 thousand of these warrants were performance based. During the year ended December 31, 2021, the performance criteria were met and the warrants were valued and expensed at the time the performance conditions were met. The warrants have terms that range from two to three years with vesting over a one-year period.

During the year ended December 31, 2021, warrants to purchase 48.4 thousand shares of common stock were exercised for cash proceeds of $2.1 million.

During the year ended December 31, 2021, warrants to purchase 106.0 thousand shares of common stock expired and were cancelled.

The following table represents warrant activity for the years ended December 31, 2022 and 2021:

			Weighted Average				Aggregate Intrinsic Value
	Warrants		Exercise Price		Fair Value Vested	Contractual Life (Years)
	Outstanding	Exercisable	Outstanding	Exercisable
Balance – January 1, 2021	645,761	516,532	$48.60	$48.30	$24.30	4.07	$—
Granted	696,444	—	—	—	—	—	—
Exercised	(48,368)	—	—	—	—	—	—
Cancelled	(106,035)	—	—	—	—	—	—
Balance – December 31, 2021	1,187,803	1,187,664	$31.20	$31.20	$15.90	4.38	$—
Granted	—	—	—	—	—	—	—
Exercised	—	—	—	—	—	—	—
Cancelled	(9,634)	—	—	—	—	—	—
Balance – December 31, 2022	1,178,169	1,178,169	$30.67	$30.67	$17.83	3.41	$—

Employee Stock Purchase Plan

The Company has an Employee Stock Purchase Plan (“ESPP”) in which it purchases shares with the amounts accumulated during the offering period from employee directed payroll deferrals. Purchases of the Company’s common stock are equal to 85% of the closing market price of its common stock on the first day or last day of the offering period, whichever is lower. During the year ended December 31, 2022, 5.6 thousand shares were issued under the ESPP for $25.0 thousand of employee compensation deferrals. As of December 31, 2022, 10.5 thousand shares are available for future issuance under the ESPP.

During the year ended December 31, 2021, 589 shares were issued under the ESPP for $16.8 thousand of employee compensation deferrals.